Note 6 – Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note 6 Convertible Notes Payable
Note 6 – Convertible Notes Payable

Note 6 – Convertible Notes Payable

Convertible Notes Payable – Related Party

Digital Power Lending, LLC (“DPL”) is a wholly owned subsidiary of Ault Alliance, Inc. Ault Alliance, Inc. and the Company are subsidiaries of BitNile Holdings, Inc. Darren Magot, who serves as the chief executive officer of the Company, is also the chief executive officer of Ault Alliance, Inc. As a result, DPL is deemed a related party.

On December 15, 2021, the Company entered into an exchange agreement with DPL, pursuant to which the Company issued a convertible note  to DPL, in the principal amount of $101,529, in exchange for the promissory notes  issued to DPL in the aggregate principal amount of $100,000, which promissory notes had accrued interest of $1,529 as of the closing date. The convertible note accrues interest at 10% per annum, is due on December 15, 2023, and the principal, together with any accrued but unpaid interest on the amount of principal, is convertible into shares of the Company’s common stock at DPL’s option at a conversion price of $0.01 per share.

During the six months period ended June 30, 2022 and 2021, interest expense – related party amounted to $5,076 and $nil , respectively. At both June 30, 2022 and December 31, 2021, the total outstanding principal balance on the convertible notes payable – related party was $101,529. As of June 30, 2022 and December 31, 2021, the convertible notes payable – related party had accrued interest of $5,528 and $451, respectively.

Convertible Notes Payable

On February 3, 2021 and January 14, 2021, the Company received $25,000 and $20,000, respectively, of financing from Opportunity Fund, LLC under a Convertible Promissory Note (the “Note”). The Note allows for advances up to maximum amount of $75,000, bears interest at eight percent (8%) per annum, and was due one year from the date of issue. An Amendment to the Note dated May 11, 2022 but effective as of January 14, 2022 extended the maturity to January 14, 2024. The Note is convertible at a conversion price of $0.005 per share, with conversions limited such that no conversions will be allowed to the extent that, following such conversion, the noteholder would become the beneficial owner of more than 9.99% of the Company’s common stock. The convertible note payable resulted in a beneficial conversion feature of $45,000, which was recorded as a debt discount. The discount was amortized through the original maturity date.

On October 18, 2019, the Company received an $18,000 loan from Intermarket Associates, LLC. The Loan had a one year term and interest at a rate of 10% per annum. Principal and interest payments accrued until repayment or conversion of the convertible note. The convertible note payable resulted in a beneficial conversion feature of $18,000, which was recorded as a debt discount. The discount was amortized through the maturity date. This note was convertible to common stock at a price of $0.005 per share. The note matured on October 18, 2020 and was settled on December 7, 2021.

On July 5, 2019, the Company received a $40,000 loan from GCEF Opportunity Fund, LLC. The Loan had a one year term and interest at a rate of 10% per annum. and interest payments accrued until conversion of the convertible note. The convertible note payable resulted in a beneficial conversion feature of $40,000, which was principal recorded as a debt discount. The discount was amortized through the maturity date. On January 13, 2021 and February 22, 2021, this note and $6,422 of accrued interest were converted into an aggregate of 9,284,445 shares of common stock (see Note 2).

On May 22, 2019, the Company received a $20,000 loan from Intermarket Associates, LLC. The Loan had a one year term and interest at a rate of 10% per annum. Principal and interest payments accrued until repayment or conversion of the promissory note. This note was convertible to common stock at a price of $0.005 per share. The convertible note payable resulted in a beneficial conversion feature of $20,000, which was recorded as a debt discount. The discount was amortized through the maturity date. The note matured on May 22, 2020 and was settled on December 7, 2021.

During the six month period ended June 30, 2022 and 2021, interest expense amounted to $2,754 and $5,060, respectively. During the six month period ended June 30, 2022 and 2021, amortization of debt discount amounted to $2,917 and $20,625, respectively. As of June 30, 2022 and December 31, 2021, the total outstanding principal balance on the convertible notes payable was $45,000 and $42,083, respectively, and the remaining unamortized debt discount was $nil and $2,917, respectively. As of June 30, 2022 and December 31, 2021, the convertible notes payable had accrued interest of $6,430 and $3,676, respectively.

NOTE 6 – CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable

On December 15, 2021, the Company entered into the Exchange Agreement with DPL, pursuant to which the Company issued the Convertible Note to DPL, in the principal amount of $101,529, in exchange for the Promissory Notes issued to DPL in the aggregate principal amount of $100,000, which Promissory Notes had accrued interest of $1,529 as of the closing date. The Convertible Note accrues interest at 10% per annum, is due on December 15, 2023, and the principal, together with any accrued but unpaid interest on the amount of principal, is convertible into shares of the Company’s common stock at DPL’s option at a conversion price of $0.01 per share.

On February 3, 2021 and January 14, 2021, the Company received $25,000 and $20,000, respectively, of financing from Opportunity Fund, LLC under a Convertible Promissory Note (the “Note”). The Note allows for advances up to maximum amount of $75,000, bears interest at eight percent (8%) per annum, and is due one year from the date of issue. The Note is convertible at a conversion price of $0.005 per share, with conversions limited such that no conversions will be allowed to the extent that, following such conversion, the noteholder would become the beneficial owner of more than 9.99% of our common stock. The convertible note payable resulted in a beneficial conversion feature of $45,000 which was recorded as a debt discount. The discount is being amortized through the maturity dates.

On October 18, 2019, the Company received an $18,000 loan from Intermarket Associates, LLC. The Loan had a one year term and interest at a rate of 10% per annum. Principal and interest payments will accrue until conversion of Promissory Note. The convertible note payable resulted in a beneficial conversion feature of $18,000 which was recorded as a debt discount. The discount is being amortized through the maturity dates. This note is convertible to common stock at a price of $0.005 per share. The note matured on October 18, 2020 and was retired on December 7, 2021.

On July 5, 2019, the Company received a $40,000 loan from GCEF Opportunity Fund, LLC. The Loan had a one year term and interest at a rate of 10% per annum. Principal and interest payments will accrue until conversion of Promissory Note. The convertible note payable resulted in a beneficial conversion feature of $40,000 which was recorded as a debt discount. The discount is being amortized through the maturity dates. On January 13, 2021 and February 22, 2021, this note and $6,422 of accrued interest were converted into a total 9,284,445 shares of common stock (see Note 2).

On May 22, 2019, the Company received a $20,000 loan from Intermarket Associates, LLC. The Loan had a one year term and interest at a rate of 10% per annum. Principal and interest payments will accrue until conversion of Promissory Note. This note is convertible to common stock at a price of $0.005 per share. The convertible note payable resulted in a beneficial conversion feature of $20,000 which was recorded as a debt discount. The discount is being amortized through the maturity dates. The note matured on May 22, 2020 and was retired on December 7, 2021.

During the year ended December 31, 2021 and 2020, amortization of debt discount amounted to $42,083 and $42,583, respectively. As of December 31, 2021 the total outstanding principal balance on the convertible notes payable was $146,529 and the remaining unamortized debt discount was $2,917. As of December 31, 2020, the total outstanding principal balance on the convertible notes payable was $78,000 and the remaining unamortized debt discount was $0. As of December 31, 2021 and December 31, 2020, the convertible notes payable had accrued interest of $4,172 and $9,078, respectively.